Organization and Reorganization (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries Consolidated Vies and Vies Subsidiaries
As of December 31, 2019, the Company’s consolidated subsidiaries, VIEs and subsidiaries of VIEs are as follows:

Major Subsidiaries	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Lizhi Inc. (“Lizhi BVI”)	British Virgin Islands, Y2010	100	Investment holding
Lizhi Holding Limited (“Lizhi HK”)	Hong Kong, China Y2010	100	Investment holding
Beijing Hongyiyichuang Information Technology Co., Ltd. (“Hongyi Technology”)	Beijing, China Y2011	100	Technical support and consulting services
Tiya Inc. (“Tiya Cayman”)	Cayman Islands, Y2019	100	Investment holding
Tiya Inc. (“Tiya BVI”)	British Virgin Islands, Y2019	100	Investment holding
Tiya Holding Limited (“Tiya HK”)	Hong Kong, China Y2019	100	Investment holding
Guangzhou Tiya Information Technology Co., Ltd. (“Guangzhou Tiya”)	Guangzhou, China Y2019	100	Technical support and consulting services

Major VIEs	Place and year of incorporation/ acquisition	Percentage of direct or indirect economic ownership	Principal activities
Guangzhou Lizhi Network Technology Co., Ltd. (“Guangzhou Lizhi”)	Guangzhou, China Y2007	100	Audio entertainment, and podcast, advertising and other business
Guangzhou Huanliao Network Technology Co., Ltd. (“Guangzhou Huanliao”) *	Guangzhou, China Y2016	100	Audio entertainment business and others

Major subsidiaries of VIEs	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wuhan Lizhi Network Technology Co., Ltd.	Wuhan, China Y2017	100	Audio entertainment business and others
Changsha Limang Interaction Entertainment Co., Ltd.	Changsha, China Y2015	100	Audio entertainment business and others
Huai’an Lizhi Network Technology Co., Ltd.	Huai’an, China Y2015	100	Audio entertainment business and others

Summary of Variable Interest Entities
The following combined financial information of the Group’s VIEs as of December 31, 2018 and 2019 and for the years ended December 31,
 2017,
2018 and 2019 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31, 2018	As of December 31, 2019
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	105,381	42,056
Accounts receivable, net	6,485	2,979
Prepayments and other current assets	5,689	10,825

Total current assets	117,555	55,860

Non-current assets:
Property, equipment and leasehold improvement, net	17,122	32,106
Intangible assets, net	1,451	1,701
Other non-current assets	—	2,133

Total non-current assets	18,573	35,940

TOTAL ASSETS	136,128	91,800

Current liabilities:
Accounts payable	76,715	72,164
Deferred revenue	10,668	14,381
Salary and welfare payable	38,303	66,810
Other tax payable	4,866	2,592
Accrued expenses and other current liabilities	23,895	32,108
Amount due to the subsidiaries of the Group	206,069	186,979

Total current liabilities	360,516	375,034

TOTAL LIABILITIES	360,516	375,034

	For the year ended
	December 31,	December 31,	December 31,
	201 7	2018	2019
	RMB	RMB	RMB
Net revenues	453,529	798,561	1,179,468
Net loss	(140,182)	(456)	(116,891)

	For the year ended
	December 31,	December 31,	December 31,
	201 7	2018	2019
	RMB	RMB	RMB
Net cash (used in)/generated from operating activities	(20,768)	21,262	(73,015)
Net cash used in investing activities	(13,195)	(17,375)	(29,164)
Net cash generated from financing activities	46,434	70,802	38,854
Net increase/(decrease) in cash and cash equivalents	12,471	74,689	(63,325)